SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

17.SHARE-BASED COMPENSATION

In order to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business, the Company adopted a stock option plan in 2007 (the “2007 Plan”). Under the 2007 Plan, the Company may grant options to its employees, directors and consultants to purchase an aggregate of no more than 14,000,000 ordinary shares of the Company, subject to different vesting requirements. The 2007 Plan was approved by the Board of Directors and shareholders of the Company on October 16, 2008. On May 28, 2009, the Company adopted a new stock option plan (the “2008 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 8,600,000 ordinary shares of the Company, subject to different vesting requirements. On May 20, 2010, the Company adopted a new stock option plan (the “2010 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,000,000 ordinary shares of the Company, subject to different vesting requirements. On June 20, 2011, the Company adopted a new stock option plan (the “2011 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 22,000,000 ordinary shares of the Company, subject to different vesting requirements. On July 2, 2012, the Company approved amendments to the 2011 plan which provide, in effect, that the maximum aggregate number of ordinary shares that may be issued pursuant to all awards (the “Award Pool”) under the 2011 plan shall be equal to five percent of the total issued and outstanding ordinary shares as of July 2, 2012; provided that, the ordinary shares reserved in the Award Pool shall be increased automatically if and whenever the unissued ordinary shares reserved in the Award Pool accounts for less than one percent of the total then issued and outstanding ordinary shares, as a result of which increase the unused ordinary shares reserved in the Award Pool immediately after each such increase shall equal to five percent of the then issued and outstanding ordinary shares.

The 2007 Plan, 2008 Plan, 2010 Plan and 2011 Plan (collectively, the “Option Plans”) will be administered by the Compensation Committee as set forth in the Option Plans (the “Plan Administrator”). The board of directors of a committee designated by the board will administer the plan to execute Option Agreements with those persons selected by the Plan Administrator and issue ordinary shares of the Company upon exercise of any options so granted pursuant to the terms of an Option Agreement.

The 2007 and 2008 Option Plans each contain the same terms and conditions. All options granted under the 2007 and 2008 Option Plans have a term of nine years from the option grant date and have two different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 50% on the second anniversary of the stated vesting commencement date and 25% on the third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2010 Option Plan have a term of seven to ten years from the option grant date and have three different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2011 Option Plan have a term of six to ten years from the option grant date and have four different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date; or 4) vest one-third on the first, second and third anniversaries of the stated vesting commencement date.

On March 26, 2013, the Company’s Board of Directors authorized the accelerated vesting of 2,758,336 share options that were issued under 2011 Plan to one employee upon her resignation from the Company. The originally measured compensation cost of RMB2,948,000 was reversed and the fair value of the award on the modification date of RMB1,676,000 was recognized on the modification date.

During the years ended December 31, 2013, 2014 and 2015, the Company granted 9,471,008, 5,734,480 and nil options, respectively, to a combination of employees and directors of the Company at exercise prices ranging from US$0.24 to US$0.53. As of December 31, 2015, options to purchase 17,472,054 of ordinary shares were outstanding and options to purchase 7,294,209 ordinary shares were available for future grant under the Option Plans.

The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility, the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant.

(a)Options Granted to Employees

The following table summarized the Company’s employee share option activity under the Option Plans:

	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2014	32,403,574	0.23	6.78	10,479

Granted	5,734,480	0.53

Exercised	(12,501,376)	0.19
Forfeited	(1,213,920)	0.26

Outstanding, December 31, 2014	24,422,758	0.32	7.60	6,466

Vested and expected to vest at December 31, 2014	24,422,758	0.32	7.60	6,466

Exercisable at December 31, 2014	15,339,959	0.27	6.95	5,626

Exercised	(6,980,032)	0.37
Forfeited	(3,682,672)	0.43

Outstanding, December 31, 2015	13,760,054	0.27	5.91	3,358

Vested and expected to vest at December 31, 2015	13,760,054	0.27	5.91	3,358

Exercisable at December 31, 2015	9,521,520	0.21	5.98	2,920

The aggregated intrinsic value of stock options outstanding and exercisable at December 31, 2015 was calculated based on the closing price of the Company’s ordinary shares on December 31, 2015 of US$8.24 per ADS (equivalent to US$0.52 per ordinary share). The total intrinsic value of stock options exercised during the years ended December 31, 2013, 2014 and 2015 was RMB15,497,000, RMB79,729,000 and RMB29,241,000(US$4,514,000), respectively.

As of December 31, 2015, there was RMB1,218,000 (US$188,000) of unrecognized share-based compensation cost related to share options issued to employees, which are expected to be recognized following the accelerated method over the remaining vesting periods of different tranches, ranging from 0.25 years to 2 years.

The Company calculated the estimated fair value of the options granted in 2013, 2014 using the binomial option pricing model with the following assumptions:

	July 8, 2013	December 23, 2014

Suboptimal exercise factor	2.8	2.8
Risk-free interest rates	2.66%	2.18%
Expected volatility	61.26%	55.60%
Expected dividend yield	0%	0%
Weighted average fair value of share option	0.141	0.311

The total fair value of options vested during the years ended December 31, 2013, 2014 and 2015 was RMB3,458,000, RMB14,064,000, and RMB3,098,000 (US$478,000), respectively.

(b)Restricted Shares Award Granted to Employees

On July 8, 2013, the Company issued 8,448,992 shares of restricted shares to the employees and directors under 2011 Plan. 60% of the restricted shares shall become vested on each year of 2014, 2015 and 2016, respectively. The remaining 40% of the restricted shares will grade vest on June 1, 2014 and 2005, and shall be subject to the achievement of certain performance targets, with 50% based on fiscal year 2013 revenue and the other 50% based on 2013 EBIDTA.

On December 23, 2014, the Company issued 11,265,520 shares of restricted shares to the employees and directors under 2011 Plan. The restricted shares shall become vested in each year of 2014, 2015, 2016 and 2017, respectively.

On December 11, 2015, the Company issued 40,106,656 shares of restricted shares to the employees and directors under 2011 Plan. The restricted shares shall become vested in each year of 2016, 2017 and 2018, respectively.

As of December 31, 2015, there was RMB102,638,000 (US$15,845,000) of unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested restricted shares which is expected to be recognized over a weighted-average period of 0.2 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

The following table summarized the Company’s restricted shares award issued under 2011 Plan:

	Number of ordinary shares	Weighted average grant date fair value
		(US$)
Outstanding, January 1, 2014	6,759,194	0.24

Granted	11,265,520	0.58
Vested	(2,507,698)	0.24
Forfeited	(592,000)	0.24

Outstanding, December 31, 2014	14,925,016	0.50

Expected to vest at December 31, 2014	14,925,016	0.50

Granted	40,106,656	0.43
Vested	(9,291,500)	0.49
Forfeited	(1,333,584)	0.52

Outstanding, December 31, 2015	44,406,588	0.43

Expected to vest at December 31, 2015	44,406,588	0.43

The cost of the restricted shares awards is determined using the fair value (determined based on the fair market value of the Company’s ordinary shares on the grant date, or if the grant date is not a trading day then the immediately preceding trading date), net of expected forfeitures. The aggregate fair value of the unvested RSUs as of December 31, 2015 was RMB125,097,000 (US$19,312,000). The total fair value of RSUs vested during the years ended December 31, 2013, 2014 and 2015 was nil, RMB3,734,000 and RMB29,492,000(US$4,553,000), respectively.

(c)Share options issued to non-employees

The aggregated intrinsic value of share options outstanding and exercisable at December 31, 2015 was calculated based on the closing price of the Company’s ordinary shares on December 31, 2015 of US$8.24 per ADS (equivalent to US$0.52 per ordinary share). As of December 31, 2015, the Company has options issued to non-employees outstanding to purchase an aggregate of 1,232,000 shares with an exercise price below the closing price of the Company’s ordinary shares on December 31, 2015, resulting in an aggregate intrinsic value of RMB2,579,000(US$398,000).

A total compensation expense relating to all options and restricted shares award recognized for the years ended December 31, 2013, 2014 and 2015 is as follows:

	2013	2014	2015
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	1,665	951	3,670	567
Sales and marketing expenses	3,853	2,167	2,882	445
General and administration expenses	3,833	10,612	38,796	5,989
Research and development expenses	2,501	3,307	3,258	503

	11,852	17,037	48,606	7,504